Regulatory Capital Requirements (Summary Of Capital And Total Risk-Based Capital Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Tier 1 leverage ratio, Actual Amount	$ 1,363,103	$ 1,355,105
Tier 1 leverage ratio, Actual Ratio	14.80%	14.60%
Tier 1 leverage ratio, For Capital Adequacy Purposes, Amount	368,028	371,747
Tier 1 leverage ratio, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 leverage ratio, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	460,034	464,684
Tier 1 leverage ratio, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tier 1 risk-based capital, Actual Amount	1,363,103	1,355,105
Tier 1 risk-based capital, Actual Ratio	35.60%	36.40%
Tier 1 risk-based capital, For Capital Adequacy Purposes, Amount	153,015	148,744
Tier 1 risk-based capital, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	229,523	223,116
Tier 1 risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Total risk-based capital, Actual Amount	1,371,925	1,366,205
Total risk-based capital, Actual Ratio	35.90%	36.70%
Total risk-based capital, For Capital Adequacy Purposes, Amount	306,030	297,489
Total risk-based capital, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 382,538	$ 371,861
Total risk-based capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%